EXPECTED CREDIT LOSSESS ALLOWANCE (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expected Credit Lossess Allowance
Charge-off of loans	$ 51,978	$ 47,605
Provision applied	(36,279)	(36,383)
Net charge offs of individually significant loans	$ 15,699	$ 11,222